UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MAY 31

Date of Reporting Period:  AUGUST 31, 2011

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1ST QUARTER REPORT - PERIOD ENDED AUGUST 31, 2011




[LOGO OF USSA]
   USSA(R)

PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA TREASURY MONEY MARKET TRUST(R)
AUGUST 31, 2011

                                                                      (Form N-Q)

48053-1011                                   (C)2011, USAA. All rights reserved.

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PORTFOLIO OF INVESTMENTS

USAA TREASURY MONEY MARKET TRUST
August 31, 2011 (unaudited)

PRINCIPAL
AMOUNT                                                                                             VALUE
(000)         SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              U.S. TREASURY BILLS (6.3%)(a)
$   10,000    0.10%, 11/25/2011(cost $9,998)                                                 $     9,998
                                                                                             -----------
              Total U.S. Treasury Bills (cost: $9,998)                                             9,998
                                                                                             ===========
              REPURCHASE AGREEMENTS (93.7%)
    10,000    Bank of America Securities, 0.02%, acquired 8/31/2011 and due on
                 9/01/2011 at $10,000 (collateralized by $10,134 of U.S.
                 Treasury, 0.50%(b), due 5/31/2013; market value $10,200)                         10,000
    32,000    Barclays Bank plc, 0.02%, acquired 8/31/2011 and due on
                 9/01/2011 at $32,000 (collateralized by $29,783 of U.S.
                 Treasury, 0.50%(b), due 4/15/2015; market value $32,640)                         32,000
    43,000    Credit Suisse First Boston, LLC, 0.05%, acquired 8/31/2011 and due on
                 9/01/2011 at $43,000 (collateralized by $43,460 of U.S.
                 Treasury, 1.00%(b), due 4/30/2012; market value $43,863)                         43,000
    29,000    Credit Suisse First Boston, LLC, 0.06%, acquired 8/31/2011 and due on
                 9/01/2011 at $29,000 (collateralized by $27,123 of Government
                 National Mortgage Assn. II(c), 4.5-5.0%, due 7/20/2040-4/20/2041;
                 market value $29,584)                                                            29,000
    34,329    Deutsche Bank Securities, 0.05%, acquired 8/31/2011 and due on
                 9/01/2011 at $34,329 (collateralized by $34,832 of U.S.
                 Treasury, 0.50%(b), due 8/15/2014; market value $35,016)                         34,329
                                                                                             -----------
              Total Repurchase Agreements (cost: $148,329)                                       148,329
                                                                                             -----------

              TOTAL INVESTMENTS (COST: $158,327)                                             $   158,327
                                                                                             ===========

($ IN 000s)                                         VALUATION HIERARCHY
                                                    -------------------
                                      (LEVEL 1)          (LEVEL 2)           (LEVEL 3)
                                    QUOTED PRICES          OTHER            SIGNIFICANT
                                      IN ACTIVE         SIGNIFICANT        UNOBSERVABLE
                                       MARKETS          OBSERVABLE            INPUTS
                                    FOR IDENTICAL         INPUTS
ASSETS                                 ASSETS                                                          TOTAL
------------------------------------------------------------------------------------------------------------
  U.S. TREASURY BILLS               $          --       $     9,998        $         --        $       9,998
  REPURCHASE AGREEMENTS                        --           148,329                  --              148,329
------------------------------------------------------------------------------------------------------------
TOTAL                               $          --       $   158,327        $         --        $     158,327
------------------------------------------------------------------------------------------------------------

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1  | USAA Treasury Money Market Trust

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NOTES TO PORTFOLIO OF INVESTMENTS

August 31, 2011 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 48 separate funds. The information presented in this quarterly report pertains only to the USAA Treasury Money Market Trust (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Pursuant to Rule 2a-7 under the 1940 Act, securities in the Fund are valued at amortized cost, which approximates market value. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or discounts.

2. Repurchase agreements are valued at cost, which approximates market value.

3. Securities for which amortized cost valuations are considered unreliable or whose values have been materially affected by a significant event are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under procedures to stabilize net asset value (NAV) and valuation procedures approved by the Trust's Board of Trustees.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

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2  | USAA Treasury Money Market Trust

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The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

C. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

D. NEW ACCOUNTING PRONOUNCEMENTS
FAIR VALUE MEASUREMENTS -- In May 2011, the Financial Accounting Standards Board
(FASB) and the International Accounting Standards Board (IASB) issued converged guidance on fair value measurements regarding the principles of fair value measurement and financial reporting. A number of new disclosures are required, including quantitative information and a qualitative discussion about significant unobservable inputs used for all Level 3 measurements, a description of the Manager's valuation processes, and all transfers between levels of the fair value hierarchy, rather than significant transfers only. The amended guidance is effective for financial statements for interim and annual periods beginning after December 15, 2011. The Manager is in the process of evaluating the impact of this guidance on the Fund's financial statement disclosures.

Effective July 31, 2011, the Fund adopted guidance issued by FASB in January 2010, which requires entities to disclose information about purchases, sales, issuances, and settlements of Level 3 securities on a gross basis, rather than net. This adoption had no impact on the Fund's financial statements or disclosures.

E. As of August 31, 2011, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments.

F. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $158,274,000 at August 31, 2011, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

SPECIFIC NOTES

(a) Securities offered at a discount to face value rather than at a stated coupon rate. Rates represent the discount rates at purchase date.

(b) Rates for U.S. Treasury notes represent the stated coupon payment rate at time of issuance.

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3  | USAA Treasury Money Market Trust

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(c) Mortage-backed securities issued by Government National Mortgage Association (GNMA) are supported by the full faith and credit of the U.S. government.

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                                          Notes to Portfolio of Investments |  4




ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.




SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended August 31, 2011

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Secretary

Date:    10/26/2011
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    10/26/2011
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By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    10/26/2011
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*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.